UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                 FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-10103

Exact name of registrant
  as specified in charger:              Satuit Capital Management Trust

Address of principal
  executive offices:                    2807 Gaston Gate
                                        Mt. Pleasant, SC 29466

Name and address
  of agent for service:                 Thomas R. Westle
                                        Blank Rome LLP
                                        The Chrysler Building
                                        405 Lexington Avenue
                                        New York, New York 10174

Registrant's telephone number,
      including area code:              (843) 883-0550

Date of fiscal year end:                October 31st

Date of reporting period:               October 31st


Item #1.  Reports to Stockholders.

                          ANNUAL LETTER TO SHAREHOLDERS
                    FOR THE YEAR ENDING OCTOBER 31/ST/, 2006

Dear Shareholder,

      Over the last year the Fund accomplished two key milestones. First, a five year track record which occurred on December 12/th/ 2005. Second, the Fund went over the $100 million of assets and at fiscal year end October 31/st/, 2006 the Fund had $122.4 million of net assets. These were no small accomplishments. But as the old saying goes, "I'm like the turtle on the fence post; I didn't get here by myself!" I would like to begin this letter by thanking all of our investors. We could not have gotten here without your continued support!

      As we begin our seventh year, I would like to address what I think will be (as always) the hot investment topic, the relative performance of small cap versus large cap. The most frequently asked questions I get are 1) "Is the small cap cycle over"? And 2) "why an allocation to a Micro Cap strategy?" I answer both of these questions by outlining the following 3 themes: diversification, relative valuation, and economic cycle.

      With respect to diversification, the financial press, Wall Street strategists and financial advisors have, at the beginning of the last six years, predicted the end of the small cap out performance cycle (relative to large cap). One of these days they may be correct! My response: it's not about the "trade" from small to large or vice versa. It's about the allocation. Over the long term, a properly allocated portfolio that is well diversified across large, mid, small, and micro cap strategies, bonds, international, and cash, should outperform a non-diversified portfolio.

      With respect to relative valuation, the universe of $500 million of market cap and less companies can reach over 3000. The investment Philosophy and investment Process favor companies that, in general, have an attractive relative valuation with the potential for above average earnings growth rates. Thus, the portfolio is, well diversified, with an attractive relative valuation and holds companies that have above average earnings per share growth.

      Finally, with respect to the economic cycle, much has been written about the out performance of smaller, U.S domestic companies as the economy moves out of a recessionary phase and into an expansion. With respect to out performance, an investor needs only to review the last six years of relative performance of small cap versus large cap to conclude that the U.S domestic economy has been expanding. The question I have is "to what degree has the economy been expanding? Looking at the data, I find it difficult to argue that we have had a hockey stick recovery. I also find it hard to argue that we are now poised for a dramatic slowdown in domestic economic activity. Quite the contrary, I suggest that investors need to consider an expanding economy that has been growing at a sustainable and digestible rate. The current rate of growth occurring in the economy provides an environment where capital, commodity and labor markets have enough forward visibility to adjust their clearing prices such that we avoid prolonged economic downturns. Further, structural changes that have occurred over the 10 years in each market aids to dampening the effects of what otherwise might be considered "shocks".

      So where then do I see 2007 and equity market returns? The most important factor of the answer to that question rests with investor's expectations for returns. For the calendar year ending December 31/st/ 2006 the Russell 2000 returned 17%, the Dow Jones Industrial Average was up 16.3% and the S&P 500 returned

13.6%. 2006 was not an "average" year of equity market returns. Quit the contrary, 2006 was a very solid year for the equity market. Should we expect the same returns in 2007? Probably not. Given a FED that has paused its rate increases (as it monitors inflation, balancing economic growth) a consumer who may be a reluctant "consumer" (please see the housing market) continued high oil prices and the Iraq War, a new Congressional session that will be acrimonious at best and a domestic economy that appears to be slowing (not recessionary) my sense is that 2007 will be a year of reasonable equity returns but certainly not as robust as 2006.

      So what is an investor to do? Please reread paragraph 3 on diversification. Sure, returns will be harder to come by but we are talking about one year, 2007. Do not get caught up in the dialog about what capitalization will outperform the other. If investors had listened to the financial press, strategists and the like over the last few years, investors would have lost a lot of money. For all the articles written about out performance cycles, I have yet to see one article written about the allocation of a diversified portfolio. Use 2007 to continue the allocation to all your investments whether it is for college, retirement, or a boat. After all, investing is about the long term.

                                    [CHART]



      With that, let me turn to our fiscal year ending October 31/st/, 2006. As I mentioned in my opening paragraph, the fund hit two milestones; 5 years and over $100 million. While I am excited that the fund reached those two milestones most of my excitement is taken away by the fact that the fund underperformed the Russell 2000. The fund returned 19.39% versus the Russell 2000 return of 19.98% for the period ending October 31/st/, 2006, a difference of 59 basis points. Interestingly, the REIT and Utility sector in the Russell 2000 contributed 2.90% of the Russell 2000's return. Based on our investment philosophy and process, REITS and Utilities would not look attractive to us thus we would tend to be underweight those sectors, which we were throughout the year. This contributed directly to the underperformance of the fund.

      Finally, let me again thank all our investors. Without you, none of this is possible. And let me again point all of our shareholders to what I believe is the most important investment concept; that being diversification over the long term.

Sincerely,

Robert J. Sullivan
Portfolio Manager, SATMX

                      COMPARISON OF $10,000 INVESTMENT IN
             SATUIT CAPITAL MICRO CAP FUND VS. THE S & P 500 INDEX
                            & THE RUSSELL 2000 INDEX
                                 Class A Shares

                                    [CHART]

             SATUIT CAPITAL     S & P     RUSELL 2000
             MICRO CAP FUND   500 INDEX     INDEX
             --------------   ---------   -----------
12/12/2000     $ 9,425        $10,000       $10,000
10/31/2001      11,706          7,729         8,962
10/31/2002      10,999          6,460         7,729
10/31/2003      17,615          7,663        11,056
10/31/2004      19,732          8,243        12,219
10/31/2005      23,248          8,803        13,534
10/31/2006      27,743         10,049        16,051


                       COMPARISON OF $10,000 INVESTMENT IN
              SATUIT CAPITAL MICRO CAP FUND VS. THE S & P 500 INDEX
                            & THE RUSSELL 2000 INDEX
                                 Class C Shares

                                     [CHART]

             SATUIT CAPITAL     S & P       RUSELL
             MICRO CAP FUND   500 INDEX   2000 INDEX
             --------------   ---------   ----------
 4/21/2004      $10,000       $10,000      $10,000
10/31/2004        9,952         8,243       12,219
10/31/2005       11,616        10,738       11,087
10/31/2006       13,774        12,258       13,148

                                            Class A Shares                       Class C Shares
                              ------------------------------------------  ----------------------------
                                                          Average Annual                Average Annual
                              Total Return  Total Return   Total Return   Total Return   Total Return
                                One Year     Five Years   Since Inception   One Year    Since Inception
                              10/31/2005 to 10/31/2001 to   12-12-00 to   10/31/2005 to   04-21-04 to
                               10/31/2006    10/31/2006      10-31-06      10/31/2006      10-31-06
                              ------------- ------------- --------------- ------------- ---------------
Fund:                             12.52%        17.44%         18.91%         18.58%         13.48%
Fund, excluding sales charge:     19.39%        18.84%         20.12%           N/A            N/A
S&P 500:                          14.16%         5.39%          0.08%         14.12%          8.38%
Russell 2000:                     19.98%        13.75%          9.38%         19.98%         13.29%

The S & P 500 Index is a market-value weighted index that tracks 500 companies in leading industries such as transportation, utilities, financial services, cyclicals & consumer products.

The Russsell 2000 Index is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries.

(The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                         SATUIT CAPITAL MICRO CAP FUND
                                 Fund Expenses

A. Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2006 and held for the six months ended October 31, 2006.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------
CLASS A                   Beginning Account Value     Ending Account Value         Expenses Paid
                                May 1, 2006             October 31, 2006           During Period*
                                                                                    May 1, 2006
                                                                              through October 31, 2006
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                   $959.15                    $9.63
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,015.25                   $9.91
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

-------------------------------------------------------------------------------------------------------
        CLASS C           Beginning Account Value     Ending Account Value         Expenses Paid
                                May 1, 2006             October 31, 2006           During Period*
                                                                                    May 1, 2006
                                                                              through October 31, 2006
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                   $956.36                    $13.31
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,011.50                   $13.69
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

                         Satuit Capital Micro Cap Fund
           Portfolio Holdings, by Sector, as Percentage of Net Assets
                                as of 10/31/2006

                                     [CHART]

     Industry Sector                      Percentage of Net Assets
     ---------------                      ------------------------
Building/Construction                              1.72%
Chemicals                                          1.08%
Commercial Services                                2.29%
Computer Software/Storage                          3.68%
Consumer                                           1.96%
Correctional Facilities                            1.46%
Direct Marketing                                   1.35%
Distribution                                       1.10%
Electronic/Equipment                               4.88%
Energy                                             4.33%
Entertainment                                      1.13%
Financial                                         11.28%
Firearms & Ammunition                              1.48%
Healthcare                                         8.93%
Internet                                           3.94%
Manufacturing                                      5.73%
Metal Processor                                    1.58%
Oil & Gas                                         14.00%
Repurchase Agreement                              22.17%
Retail                                             1.02%
Semi-Conductors                                    1.31%
Tech                                               6.52%
Telecommunications                                 7.62%
Transportation                                     6.28%

                         SATUIT CAPITAL MICRO CAP FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               October 31, 2006

       Number                                                    Market
       of Shares Security Description                            Value
       --------- --------------------                          ----------

                 Common Stocks:                         94.67%

                 Building/Construction:                  1.72%
        100,900  Sterling Construction Company, Inc.* +        $2,111,837
                                                               ----------

                 Chemicals:                              1.08%
        140,200  Landec Corporation*                            1,326,292
                                                               ----------

                 Commercial Services:                    2.29%
        142,900  Dyncorp International, Inc.--A+                1,500,450
         41,000  Team, Inc.*                                    1,308,310
                                                               ----------
                                                                2,808,760
                                                               ----------

                 Computer Software/Storage:              3.68%
        146,000  Docucorp International*                        1,160,700
         91,800  Omnicell, Inc.*                                1,719,414
        167,200  Smart Modular Technologies, Inc.*              1,633,544
                                                               ----------
                                                                4,513,658
                                                               ----------

                 Consumer:                               1.96%
         71,000  Acme United, Corp.                             1,011,750
        119,700  Comfort Systems USA, Inc.                      1,389,717
                                                               ----------
                                                                2,401,467
                                                               ----------

                 Correctional Facilities:                1.46%
         46,953  The Geo Group, Inc.*                           1,784,195
                                                               ----------

                 Direct Marketing:                       1.35%
        128,563  Valuevision Media, Inc.--Class A*              1,659,748
                                                               ----------

                 Distribution:                           1.10%
        200,000  Bell Microproducts, Inc.* +                    1,348,000
                                                               ----------

                 Electronic/Equipment:                   4.88%
         23,900  American Science & Engineering Inc.* +         1,257,857
         98,000  Comtech Group, Inc.* +                         1,654,240
        115,600  Directed Electronics, Inc.*                    1,589,500
         86,100  Ituran Location & Control Ltd.*                1,486,086
                                                               ----------
                                                                5,987,683
                                                               ----------

      Number                                                     Market
      of Shares Security Description                             Value
      --------- --------------------                           -----------

                Energy:                                  4.33%
        65,900  Dawson Geophysical Co.* +                      $ 1,979,636
        67,512  Gulf Island Fabrication Inc.+                    1,986,203
       102,000  Pioneer Drilling Co.*                            1,339,260
                                                               -----------
                                                                 5,305,099
                                                               -----------

                Entertainment:                           1.13%
        93,852  The Sands Regent*                                1,388,071
                                                               -----------

                Financial:                              11.28%
       147,258  Amcomp, Inc.* +                                  1,633,091
        33,000  Banner Corporation                               1,434,180
        25,000  City Bank Lynnwood WA                            1,343,500
        81,000  CNA Surety Corp* +                               1,647,540
        62,090  Columbia Bancorp+                                1,569,014
        68,000  Marlin Business Service Corp.* +                 1,571,480
        40,915  SCBT Financial Corp+                             1,687,744
       157,000  Specialty Underwriters' Alliance, Inc.*          1,461,670
        87,008  Washington Banking Co.+                          1,493,049
                                                               -----------
                                                                13,841,268
                                                               -----------

                Firearms & Ammunition:                   1.48%
       218,503  Sturm Ruger & Co., Inc.* +                       1,820,130
                                                               -----------

                Healthcare:                              8.93%
       109,400  Alnylam Pharmaceuticals, Inc.* +                 2,157,368
       253,034  Biosphere Medical Inc.* +                        1,571,341
       108,700  Cynosure Inc. Class A*                           2,000,080
        78,400  Res-Care Inc.*                                   1,516,256
       143,100  Sun Healthcare Group Inc.*                       1,871,748
        59,000  Vital Images Inc.*                               1,831,360
                                                               -----------
                                                                10,948,153
                                                               -----------

                Internet:                                3.94%
        80,000  Imergent, Inc.* +                                1,336,000
       147,493  Interwoven, Inc.* +                              1,876,111
       150,600  Website Pros, Inc.*                              1,617,444
                                                               -----------
                                                                 4,829,555
                                                               -----------

                Manufacturing:                           5.73%
       136,900  Bodisen Biotech, Inc.* +                         1,258,111
        48,000  Diodes, Inc.*                                    2,113,920
        66,600  Koppers Holdings, Inc.+                          1,372,626
       102,900  Maidenform Brand, Inc.*                          2,279,235
                                                               -----------
                                                                 7,023,892
                                                               -----------

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   -----------

                    Metal Processor:                 1.58%
            60,000  Dynamic Materials Co.+                 $ 1,934,400
                                                           -----------

                    Oil & Gas:                      14.00%
            33,000  Arena Resources, Inc.* +                 1,178,760
            82,500  Bronco Drilling Co., Inc.* +             1,405,800
           118,000  Exploration Co. Of Delaware* +           1,306,260
            52,800  GulfMark Offshore, Inc.* +               1,823,184
            40,000  Natco Group, Inc.--A* +                  1,325,600
           100,600  Natural Gas Services Group* +            1,381,238
            62,000  Parallel Petroleum* +                    1,255,500
           114,400  StealthGas, Inc.                         1,444,872
            75,600  Superior Well Services, Inc.* +          1,824,984
           168,300  T.G.C. Industries Inc.* +                1,321,155
            44,800  Trico Marine Services, Inc.* +           1,527,680
           107,700  Union Drilling, Inc.* +                  1,371,021
                                                           -----------
                                                            17,166,054
                                                           -----------

                    Retail:                          1.02%
           125,000  Collegiate Pacific Inc.                  1,250,000
                                                           -----------

                    Semi-Conductors:                 1.31%
            91,100  Rudolph Technologies, Inc.*              1,608,826
                                                           -----------

                    Tech:                            6.52%
           219,100  24/7 Real Media, Inc.* +                 2,169,090
           125,000  Aspen Technology Inc.*                   1,252,500
           141,628  Radiant Systems Inc.* +                  1,559,324
            40,600  Tessco Technologies, Inc.* +             1,299,200
            79,047  Universal Electronics, Inc.*             1,709,787
                                                           -----------
                                                             7,989,901
                                                           -----------

                    Telecommunications:              7.62%
            60,400  China Medical Tech ADR*                  1,534,160
            75,200  Globecomm Systems Inc.* +                  688,080
            44,400  ICT Group, Inc.*                         1,407,480
           110,000  Smith Micro Software Inc.* +             1,871,100
            53,800  Superior Essex Inc.*                     2,016,962
           102,600  Witness Systems Inc.* +                  1,820,124
                                                           -----------
                                                             9,337,906
                                                           -----------

Number                                                               Market
of Shares  Security Description                                      Value
---------- --------------------                                   ------------

           Transportation:                                 6.28%
    81,500 Celadon Group, Inc.* +                                 $  1,528,940
    45,400 K-SEA Transporation Partners L.P.+                        1,620,326
    47,600 Martin Midstream Partners L.P.+                           1,589,840
    79,103 Providence & Worcester Railroad Co.                       1,533,016
    47,200 Teekay LNG Partners L.P.                                  1,433,936
                                                                  ------------
                                                                     7,706,058
                                                                  ------------
           Total common stocks: (cost $103,731,232)                116,090,953
                                                                  ------------

Par Value
---------- -
           Short Term Investments:                        22.17%
  $299,160 Repurchase Agreement                             .24%       299,160
           (Bear Stearns Repurchase agreement
           2.6562% due 11/1/06, dated 10/31/06,
           maturity value 299,182 (collateralized by
           $695,000 United States Treasury Bonds
           stripped of the coupon payments, due
           8/15/2023, valued at $309,497)
           (cost $299,160)
 3,471,930 Repurchase Agreement                            2.83%     3,471,930
           (Bear Stearns Repurchase agreement
           5.2700% due 11/1/06, dated 10/31/06,
           maturity value 3,472,432 (collateralized by
           $8,025,000 United States Treasury Bonds
           stripped of the coupon payments, due
           8/15/2023, valued at $3,573,693)
           (cost $3,471,930)
23,406,929 Repurchase Agreement                           19.10%    23,406,929
           (Bear Stearns Repurchase agreement
           5.3125% due 11/1/06, dated 10/31/06,
           maturity value $23,410,383 (collateralized by
           54,090,000 United States Treasury Bonds
           stripped of the coupon payments, due
           8/15/2023, valued at $24,087,359)
           (cost $23,406,929)
                                                                  ------------
           Total short term investments:
           (cost $27,178,019)                                       27,178,019
                                                                  ------------

           Total Investments:
           (Cost: $130,909,251)                          116.84%  $143,268,972
           Liabilities in excess of other assets         (16.84)%  (20,648,820)
                                                         ------   ------------

           Net Assets                                    100.00%  $122,620,152
                                                         ======   ============

*  Non-income producing
+ A portion of the shares held are on loan at October 31, 2006 as part of the Fund's security lending program. Total Market Value of loaned securities at October 31, 2006 was $23,105,671. (see Note 4).

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $103,731,232) (Note 1)                                $116,090,953
 Repurchase agreements (identified cost of $27,178,019) (Note 1)                                  27,178,019
                                                                                                ------------
     Total investments (identified cost of ($130,909,251)                                        143,268,972
 Interest receivable                                                                                   4,007
 Dividends receivable                                                                                 29,966
 Receivable for securities sold                                                                    2,984,050
 Receivable for capital stock sold                                                                   259,491
 Prepaid expenses                                                                                     17,508
                                                                                                ------------
     TOTAL ASSETS                                                                                146,563,994
                                                                                                ------------

LIABILITIES
 Payable for collateral on loaned securities (Note 4)                                             23,706,089
 Payable for capital stock redeemed                                                                   78,333
 Payable for securities purchased                                                                     57,153
 Accrued advisor fees                                                                                 62,671
 Accrued 12b-1 fees and shareholder servicing fee                                                     18,499
 Other accrued expenses                                                                               21,097
                                                                                                ------------
     TOTAL LIABILITIES                                                                            23,943,842
                                                                                                ------------

NET ASSETS                                                                                      $122,620,152
                                                                                                ============
Net Assets Consist of:
 Paid in capital applicable to 4,793,224 shares of $.01 par value shares of beneficial interest
   outstanding                                                                                  $111,160,606
 Accumulated net realized gain (loss) on investments                                                (900,175)
 Net unrealized appreciation (depreciation) of investments                                        12,359,721
                                                                                                ------------

NET ASSETS                                                                                      $122,620,152
                                                                                                ============

NET ASSET VALUE PER SHARE

Class A Shares
  ($120,182,409 / 4,696,505 shares outstanding) (Note 2)                                        $      25.59
                                                                                                ============

MAXIMUM OFFERING PRICE PER SHARE ($25.59 x 100 / 94.25)                                         $      27.15
                                                                                                ============

Class C Shares
  ($2,437,743 / 96,719 shares outstanding) (Note 2)                                             $      25.20
                                                                                                ============

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS

 Year ended October 31, 2006
 -----------------------------------------------------------------------------
 INVESTMENT INCOME
 Income
  Dividend                                                          $  271,280
  Interest                                                             243,926
  Income from securities loaned--net (Note 4)                           68,255
                                                                    ----------
    Total investment income                                            583,461
                                                                    ----------
 EXPENSES
  Investment advisory fees (Note 2)                                    732,648
  Rule 12b-1 and distribution fees
    Class A                                                            142,865
    Class C                                                             14,657
  Accounting fees (Note 2)                                              29,314
  Administrative services (Note 2)                                      58,611
  Custody fees                                                          48,622
  Registration fees                                                     33,850
  Transfer agent fees (Note 2)                                          87,918
  Insurance                                                              6,000
  Professional fees                                                     70,655
  Shareholder services                                                  97,783
  Miscellaneous                                                         25,002
  Compliance fees                                                        8,888
  Trustee fees                                                           3,200
                                                                    ----------
    Total expenses                                                   1,360,013
  Advisor fee waiver (Note 2)                                         (205,903)
                                                                    ----------
  Net expenses                                                       1,154,110
                                                                    ----------
  Net investment income (loss)                                        (570,649)
                                                                    ----------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                             (900,175)
  Change in net unrealized appreciation/depreciation on investments  9,056,226
                                                                    ----------
  Net realized and unrealized gain (loss) on investments             8,156,051
                                                                    ----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  $7,585,402
                                                                    ==========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Year ended       Year ended
                                                                   October 31, 2006 October 31, 2005
                                                                   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income (loss)                                        $   (570,649)    $  (242,749)
 Net realized gain (loss) on investments                                 (900,175)      2,023,671
 Change in net unrealized appreciation/depreciation on investments      9,056,226       1,009,559
                                                                     ------------     -----------
 Increase in net assets from operations                                 7,585,402       2,790,481
                                                                     ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                             (1,950,161)       (692,523)
   C Class                                                                (53,591)         (6,388)
                                                                     ------------     -----------
Decrease in net assets from distributions                              (2,003,752)       (698,911)
                                                                     ------------     -----------
Capital share transactions (Note 6)
 Shares sold
   A Class                                                            106,910,018       5,985,012
   C Class                                                              1,919,882         458,202
 Distributions reinvested
   A Class                                                              1,899,828         673,976
   C Class                                                                 53,591           6,333
 Shares redeemed
   A Class                                                            (13,810,945)     (5,626,299)
   C Class                                                               (159,758)        (44,668)
                                                                     ------------     -----------
Increase (decrease) in net assets from capital share transactions      96,812,616       1,452,556
                                                                     ------------     -----------
NET ASSETS
 Increase during year                                                 102,394,266       3,544,126
 Beginning of year                                                     20,225,886      16,681,760
                                                                     ------------     -----------
END OF YEAR                                                          $122,620,152     $20,225,886
                                                                     ============     ===========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------

                                            Class A Shares                              Class C Shares
                          ------------------------------------------------   ---------------------------------
                                                                                 Year ended
                                        Year ended October 31,                   October 31,       Period ended
                          ------------------------------------------------   -----------------      October 31,
                             2006      2005      2004      2003      2002      2006      2005          2004*
                          --------   -------   -------   -------   -------   -------   -------   -----------------
Net Asset Value,
 Beginning of Period      $  23.41   $ 20.63   $ 18.69   $ 11.67   $ 12.42   $ 23.23   $ 20.64        $ 20.74
                          --------   -------   -------   -------   -------   -------   -------        -------
Investment activities
  Net investment income
   (loss)                    (0.12)    (0.28)    (0.34)    (0.34)    (0.28)    (0.23)    (0.33)         (0.21)
  Net realized and
   unrealized gain
   (loss) on investments      4.44      3.90   $  2.57   $  7.36     (0.47)     4.34      3.75           0.11
                          --------   -------   -------   -------   -------   -------   -------        -------
    Total from
     investment
     activities               4.32      3.62      2.23      7.02     (0.75)     4.11      3.42          (0.10)
                          --------   -------   -------   -------   -------   -------   -------        -------
Distributions
  Net realized gain          (2.14)    (0.84)    (0.29)       --        --     (2.14)    (0.83)            --
                          --------   -------   -------   -------   -------   -------   -------        -------
Net Asset Value, End of
 Period                   $  25.59   $ 23.41   $ 20.63   $ 18.69   $ 11.67   $ 25.20   $ 23.23        $ 20.64
                          ========   =======   =======   =======   =======   =======   =======        =======
Ratios/Supplemental
 Data
Total Return                 19.39%    17.81%    10.69%    60.15%    (6.04%)   18.58%    16.26%         (0.48%)
Ratio to average net
 assets
  Expenses                    2.30%     2.85%     3.10%     4.04%     4.99%     3.05%     3.60%          4.06%**
  Expenses, net of
   reimbursements and
   fee waivers (Note 2)       1.95%     1.95%     2.54%     2.80%     2.80%     2.70%     2.70%          2.99%**
  Net investment loss,
   excluding
   reimbursements and
   fee waivers               (1.31%)   (2.21%)   (2.93%)   (3.61%)   (4.36%)   (2.06%)   (2.96%)        (4.60%)**
  Net investment loss        (0.95%)   (1.31%)   (2.36%)   (2.37%)   (2.17%)   (1.70%)   (2.06%)        (3.53%)**
Portfolio turnover rate     154.38%   183.57%   147.71%   122.31%   157.83%   154.38%   183.57%        147.71%
Net assets, end of period
 (000's)                  $120,182   $19,664   $16,588   $ 8,628   $ 4,461   $ 2,438   $   562        $    93

*  Commencement of operation of Class C shares was April 21, 2004.
** Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS

October 31, 2006
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT"), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in December, 2000 as a series of SCMT. The Fund currently offers two Classes of shares (Class A and Class C). The objective of the Fund is to seek to achieve long-term capital appreciation.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes. The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of October 31, 2006, the fund had capital loss carryforwards of $899,934 available to offset future capital gains, all of which expire in 2014.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Repurchase Agreements. The fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which the advisor considers credit worthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The advisor marks to market daily the value of the collateral, and, if necessary, requires the sellers maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with disposition of the underlying securities.

      Security Loans. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

      Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

      Reclassifications of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of the net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2006, the Fund decreased paid in capital by $570,649 and decreased undistributed net investment loss by $570,649.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER AFFILIATED PARTY TRANSACTIONS

      Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets and for Class C shares to 2.70% of average Class C net assets through October 31, 2007. For the year ended October 31, 2006, the Advisor earned fees of $732,648, of which $205,903 were waived.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor. The Fund or the Advisor may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the year ended October 31, 2006, there were $142,865 of 12b-1 fees incurred by Class A shares.

      The Fund has also adopted a shareholder servicing plan for Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate up to .25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the year ended October 31, 2006, there were $14,657 of distribution and servicing fees incurred by the Fund.

      The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of October 31, 2006 was $385,638, and expire as follows:

                     2004                  $ 43,313  Expires 2007
                     2005                   136,422  Expires 2008
                     2006                   205,903  Expires 2009
                                            -------
                                           $385,638
                                           ========

      Commonwealth Shareholder Services, Inc. ("CSS"), an affiliate of the investment advisor, is Administrator to the Fund and received $58,611 for providing shareholder services, record-keeping, administrative services and blue-sky filings for the year ended October 31, 2006.

      First Dominion Capital Corporation ("FDCC"), an affiliate of the investment advisor, acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees of $49,366 were received by FDCC in connection with the distribution of the Fund's shares during the year ended October 31, 2006. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 360 days of purchase and for certain Class C Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended October 31, 2006, the CDSC for Fund shares redeemed was $98,003.

      Fund Services, Inc. ("FSI"), an affiliate of the investment advisor, is the Fund's Transfer and Dividend Disbursing Agent. FSI received $87,918 for its services for the year ended September 30, 2006.

      Commonwealth Fund Accounting ("CFA"), an affiliate of the investment advisor, is the Fund's Accounting Agent. CFA received $29,314 for its services for the year ended October 31, 2006.

      Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended October 31, 2006 aggregated $176,732,611 and $87,322,720 respectively.

NOTE 4 - SECURITIES LENDING

      The Fund participates in a securities lending program through its custodian. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, "marked-to-market" daily. The borrower pays to the lender-Fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities. At October 31, 2006, securities valued at $23,105,671 were on loan to brokers. For collateral, the Fund received shares of two overnight repurchase agreements, with Bear Stearns. Income from securities lending amounted to $68,255 for the year ended October 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of wash sales.

      The tax character of distributions paid during the year ended October 31, 2006 and the year ended October 31, 2005 was as follows:

                                                Year ended       Year ended
                                             October 31, 2006 October 31, 2005
                      -                      ---------------- ----------------
  Distributions from ordinary income            $  511,448        $     --
  Distributions from long-term capital gains     1,492,304         698,911
                                                ----------        --------
  Total distributions                           $2,003,752        $698,911
                                                ==========        ========

      As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

                      Capital loss carryforward  $  (899,934)
                      Unrealized appreciation     12,349,480
                                                 -----------
                                                 $11,449,546
                                                 ===========

      Cost for Federal Income tax purpose is $130,909,251 and net unrealized appreciation consists of:

                    Gross unrealized appreciation  $14,294,485
                    Gross unrealized depreciation   (1,995,005)
                                                   -----------
                    Net unrealized appreciation    $12,349,480
                                                   ===========

NOTE 6 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                                Class A Shares        Class C Shares
                           -----------------------  ------------------
                                  Year ended            Year ended
                               October 31, 2006      October 31, 2006
                           -----------------------  ------------------
                             Shares       Value     Shares     Value
                           ---------  ------------  ------  ----------
         Shares sold       4,339,980  $106,910,018  75,627  $1,919,882
         Shares reinvested    81,713     1,899,828   2,329      53,591
         Shares redeemed    (565,019)  (13,810,945) (5,406)   (159,758)
                           ---------  ------------  ------  ----------
         Net increase      3,856,674  $ 94,998,901  72,550  $1,813,715
                           =========  ============  ======  ==========

                                Class A Shares        Class C Shares
                           -----------------------  ------------------
                                  Year ended            Year ended
                               October 31, 2005      October 31, 2005
                           -----------------------  ------------------
                             Shares       Value     Shares     Value
                           ---------  ------------  ------  ----------
         Shares sold         275,244  $  5,985,012  21,386  $  458,202
         Shares reinvested    30,510       673,976     288       6,333
         Shares redeemed    (270,123)   (5,626,299) (2,030)    (44,668)
                           ---------  ------------  ------  ----------
         Net increase         35,631  $  1,032,689  19,644  $  419,867
                           =========  ============  ======  ==========

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Satuit Capital Management Trust
Sullivan's Island, South Carolina

      We have audited the accompanying statement of assets and liabilities of the Satuit Capital Micro-Cap Fund, a series of Satuit Capital Management Trust (the "Trust"), including the schedule of portfolio investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2003 were audited by other auditors, whose report dated November 19, 2003, expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles use and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Satuit Capital Micro-Cap Fund, as of October 31, 2006, and the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the three periods in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 1, 2006

                         SATUIT CAPITAL MICRO CAP FUND

                     SUPPLEMENTAL INFORMATION (Unaudited)

      Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free,
(800) 567-4030.

                                           Number                                 Other Directorships by
                        Position(s) Held of Funds in                              Directors and Number of
                        with Company and   Company     Principal Occupation(s)     Funds in the Complex
Name, Address and Age        Tenure       Overseen     During the Past 5 Years           Overseen
---------------------   ---------------- -----------   -----------------------    -----------------------
Interested Directors:
Robert J. Sullivan*     Chairman of the      N/A     Chairman, President and                N/A
2807 Gaston Gate        Board,                       Treasurer of Satuit Capital
Mt. Pleasant, S.C 29466 President and                Management Trust, an
(46)                    Treasurer since              open-end investment
                        December                     management company,
                        2000.                        since December, 2000;
                                                     Managing Director and
                                                     Investment Officer of
                                                     Satuit Capital
                                                     Management, LLC, a
                                                     registered investment
                                                     adviser, from June, 2000 to
                                                     Present; Portfolio Manager
                                                     and Senior Equity Analyst
                                                     at Cadence Capital
                                                     Management from 1997 to
                                                     2000, an institutional asset
                                                     management firm.

                                         Number                                 Other Directorships by
                      Position(s) Held of Funds in                              Directors and Number of
                      with Company and   Company     Principal Occupation(s)     Funds in the Complex
Name, Address and Age      Tenure       Overseen     During the Past 5 Years           Overseen
--------------------- ---------------- -----------   -----------------------    -----------------------
Non-Interested Directors:
 Samuel Boyd, Jr.      Trustee since        1      Retired. Mr. Boyd was         The World Funds,
 8730 Stony Point      October, 2002               Manager of the Customer       Inc. -- 10 Funds; and
 Parkway                                           Services Operations and       The World Insurance
 Suite 205                                         Accounting Division of the    Trust -- 1 Fund.
 Richmond, VA 23235                                Potomac Electric Power
 (66)                                              Company from August,
                                                   1978 until April, 2005; a
                                                   Director of The World
                                                   Funds, Inc., a registered
                                                   investment company, since
                                                   May, 1997; a Trustee of
                                                   The World Insurance
                                                   Trust, a registered
                                                   investment company, since
                                                   May, 2002; and a Trustee
                                                   of Janus Advisors Series
                                                   Trust, a registered
                                                   investment company, from
                                                   2003 to 2005.

 William E. Poist      Trustee since        1      Mr. Poist is a financial and  The World Funds,
 8730 Stony Point      November,                   tax consultant through his    Inc. -- 10 Funds; and
 Parkway               2003                        firm Management               The World Insurance
 Suite 205                                         Consulting for                Trust -- 1 Fund.
 Richmond, VA 23235                                Professionals since 1974; a
 (67)                                              Director of The World
                                                   Funds, Inc., a registered
                                                   investment company, since
                                                   May, 1997; and a Trustee
                                                   of The World Insurance
                                                   Trust, a registered
                                                   investment company, since
                                                   May, 2002. Mr. Poist is
                                                   also a certified public
                                                   accountant.

                                         Number                                 Other Directorships by
                      Position(s) Held of Funds in                              Directors and Number of
                      with Company and   Company     Principal Occupation(s)     Funds in the Complex
Name, Address and Age      Tenure       Overseen     During the Past 5 Years           Overseen
--------------------- ---------------- -----------   -----------------------    -----------------------
 Paul M. Dickinson     Trustee since        1      Mr. Dickinson is President    The World Funds,
 8730 Stony Point      November 2003               of Alfred J. Dickinson, Inc.  Inc. -- 10 Funds; and
 Parkway                                           Realtors since April, 1971;   The World Insurance
 Suite 205                                         a Director of The World       Trust -- 1 Fund.
 Richmond, VA 23235                                Funds, Inc., a registered
 (59)                                              investment company, since
                                                   May, 1997; and Trustee of
                                                   The World Insurance
                                                   Trust, a registered
                                                   investment company, since
                                                   May, 2002.

 Anthony J. Hertl      Trustee since        1      Consultant to small and       None
 8730 Stony Point      October, 2002               emerging businesses since
 Parkway                                           2000. Retired in 2000 as
 Suite 205                                         Vice President of Finance
 Richmond, VA 23235                                and Administration of
 (57)                                              Marymount College,
                                                   Tarrytown, N.Y. where he
                                                   served in this capacity for
                                                   four years. From 1983 to
                                                   1996, he served in various
                                                   positions at Prudential
                                                   Securities Inc., New York,
                                                   NY, including Chief
                                                   Financial Officer-Direct
                                                   Investment Group, Director
                                                   of Corporate Taxation and
                                                   Controller-Capital
                                                   Markets. Mr. Hertl spent
                                                   ten (10) years at Arthur
                                                   Andersen & Co. and is a
                                                   Certified Public
                                                   Accountant.

                                         Number                               Other Directorships by
                      Position(s) Held of Fund in                             Directors and Number of
                      with Company and  Company     Principal Occupation(s)    Funds in the Complex
Name, Address and Age      Tenure       Overseen    During the Past 5 Years          Overseen
--------------------- ---------------- ----------   -----------------------   -----------------------
Officers (continued):
Peter L. Smith        Chief Compliance    N/A     Chief Compliance                     N/A
4834 Langdrum Lane    Officer                     Officer, American
Chevy Chase, MD 20815                             Pension Investors Trust
(74)                                              (investment company);
                                                  Yorktown Management &
                                                  Research Company, Inc.
                                                  (investment adviser), First
                                                  Dominion Capital Corp.
                                                  (broker-dealer), World
                                                  Insurance Trust
                                                  (investment company),
                                                  The World Funds, Inc.
                                                  (investment company)
                                                  and Commonwealth
                                                  Capital Management,
                                                  LLC (investment adviser)
                                                  since 2004; Chief
                                                  Compliance Officer of
                                                  Third Millennium
                                                  Investment Advisors,
                                                  LLC since 2005; Director
                                                  of Compliance,
                                                  AmeriMutual Funds
                                                  Distributor from 2003 to
                                                  2006; Senior Compliance
                                                  Officer, Mutual Fund
                                                  Services, FBR National
                                                  Bank and Trust from 2002
                                                  to 2003; and Senior Vice
                                                  President of Operations,
                                                  Administration and
                                                  Compliance, Monument
                                                  Funds; Principal of
                                                  Monument Distributors,
                                                  Inc. (broker-dealer) from
                                                  1998 to 2001.

                         SATUIT CAPITAL MICRO CAP FUND
                SUPPLEMENTAL INFORMATION CONTINUED (Unaudited)

LONG TERM CAPITAL GAIN DIVIDENDS

      The Fund has designated $1,492,304 as a Long Term Capital Gain dividend pursuant to Section 852(b)(3) of the Internal Revenue Code for the fiscal year ending October 31, 2006.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge and upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. . The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser:

   Satuit Capital Management, LLC.
     2807 Gaston Gate
     Mt. Pleasant, SC 29466

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Satuit Capital Micro
 Cap Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Service at
 (800) 567-4030 Toll Free.
[GRAPHIC]

                         Annual Report to Shareholders

                         SATUIT CAPITAL MICRO CAP FUND

                                  A series of
                        Satuit Capital Management Trust

                              For the Year Ended
                               October 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,000 for 2006 and $9,500 for 2005.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2006 and $2,500 for 2005.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2006 and $0 for 2005.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Satuit Capital Micro Cap Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.       [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Satuit Capital Management Trust

By (Signature and Title)*:      /s/Robert J. Sullivan
                                --------------------
                                Robert J. Sullivan
                                Chief Executive Officer
                                (principal executive officer)
Date:         January 8, 2007



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/Robert J. Sullivan
                                -------------------
                                Robert J. Sullivan
                                Chief Executive Officer
                                (principal executive officer)

Date:         January 8, 2007


By (Signature and Title)*:      /s/Robert J. Sullivan
                                -------------------
                                Robert J. Sullivan, Chief Financial Officer
                                (principal financial officer)

Date:         January 8, 2007


* Print the name and title of each signing officer under his or her signature.